Major Customers and Suppliers (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Customer Concentration Risk [Member] | Three Major Customers [Member] | Revenue Benchmark [Member]
Major Customers and Suppliers [Line Items]
Total revenue	58.00%	29.00%
Supplier Concentration Risk [Member] | Three Major Suppliers [Member] | Cost of Goods and Service Benchmark [Member]
Major Customers and Suppliers [Line Items]
Total revenue	51.00%	37.00%